Subsequent Events (Details) - Subsequent Event [Member]	Oct. 23, 2024 USD ($) $ / shares shares	Aug. 07, 2024 USD ($)	Aug. 07, 2024 CNY (¥)	Jul. 29, 2024 USD ($)	Jul. 29, 2024 CNY (¥)
Agricultural Development Bank of China [Member]
Debt Instrument [Line Items]
Working capital loan, aggregate value				$ 29,467	¥ 210,000
Working capital loan, interest rate percentage				9.35%	9.35%
Working capital loan, maturity date				Jul. 27, 2026	Jul. 27, 2026
Shenzhen Qianhai Webank [Member]
Debt Instrument [Line Items]
Working capital loan, aggregate value		$ 14,032	¥ 100,000	$ 12,628	¥ 90,000
Working capital loan, interest rate percentage		9.35%	9.35%	9.35%	9.35%
Working capital loan, maturity date		Jul. 27, 2026	Jul. 27, 2026	Jul. 27, 2026	Jul. 27, 2026
IPO [Member]
Debt Instrument [Line Items]
Stock issued (in Shares) | shares	1,520,000
Share price per share (in Dollars per share) | $ / shares	$ 4
Net proceeds | $	$ 4,570,000